Document and Entity Information	Jun. 25, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	Meta Materials Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	1 Research Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Country	CA
Entity Address, Postal Zip Code	B2Y 4M9
City Area Code	902
Local Phone Number	482-5729
Entity Information, Former Legal or Registered Name	Torchlight Energy Resources, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001431959
Current Fiscal Year End Date	--12-31
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	5700 W. Plano Parkway
Entity Address, Address Line Two	Suite 3600
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093